SUPPLEMENTARY BALANCE SHEET INFORMATION - Schedule of Other Current Liabilities and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Text Block Supplement [Abstract]
Payroll and related expenses	$ 628	$ 801
Government institutions	124	194
Accrued vacation pay	130	77
Accrued expenses and sundry	552	397
Other current liabilities and accruals	$ 1,434	$ 1,469